Organization, Nature of Business and Basis of Presentation	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

(1)	Organization, Nature of Business and Basis of Presentation

Huixin Waste Water Solutions, Inc. (formerly “China Growth Corporation”) (“the Company” or “Huixin”) was incorporated in the Cayman Islands on December 7, 2006. The Company was originally organized as a “blank check” shell company to investigate and acquire a target company or business desiring to be a publicly held corporation. Wealth Environmental Protection Group, Inc. (“WEP”) was incorporated under the laws of the British Virgin Islands on June 3, 2010 to serve as an investment holding company. On December 15, 2010, the Company (i) closed a share exchange transaction pursuant to which it became the 100% parent of WEP, and (ii) assumed the operations of WEP and its subsidiaries.

The share exchange transaction has been treated as a recapitalization of WEP, with Huixin emerging as the surviving legal entity and WEP is considered as the acquirer for accounting purpose.  Prior to the recapitalization, the Huixin had essentially no assets or liabilities and issued approximately 96% of its outstanding shares to the shareholders of WEP and their designees in the recapitalization. The historical consolidated financial statements of WEP are retroactively presented as the financial statements of Huixin.   A summary of the Company subsidiaries is currently as follows:

	Domicile and
	Date of	Paid -In	Effective
Name and Location	Incorporation	Capital	Ownership	Activities

Wealth Environmental Protection Group, Inc (“WEP”)	British Virgin Islands June 3, 2010	$7,000	100% Owned	Holding Company

Wealth Environmental Technology Holding Ltd.(“Wealth Technology”) Hong Kong	Hong Kong June 18, 2010	$1,299	100% Owned	Holding Company

Jiangmen Huiyuan Environmental Protection Technology Consultancy Co. (“Jiangmen Huiyuan”) Jiangmen, Guandong Province	Peoples Republic Of China (“PRC”) July 22, 2010	$15,082	100% Owned - Wholly Foreign Owned Entity (“WFOE”)	Holding Company

Jiangmen Wealth Water Purifying Agent Co., Ltd (“Jiangmen Wealth Water”) Jiangmen, Guandong Province	PRC April 25, 2003	$4,049,060	100% Control Through Contractual Arrangements	Manufacturing of water purifying agents

Guizhou Yufeng Melt Co., Ltd. (“Guizhou Yufeng”) Guizhou Provincre	PRC March 25, 2005	$4,233,854	100% Control Through Contractual Arrangements	Manufacturer of HAC Powder using bauxite and limestone from mines controlled under mining rights agreements

Shangxi Wealth Aluminate Materials Co., Ltd Shangxi Province	PRC April 8, 2004	$6,786,056	100% Control Through Contractual Arrangements	Manufacturer of HAC Powder using bauxite and limestone from mines controlled under mining rights agreements

 On September 29, 2010, Jiangmen Huiyuan entered into a series of contractual agreements with Jiangmen Wealth Water, and its shareholders, in which Jiangmen Huiyuan effectively assumed management of the business activities of Jiangmen Wealth Water and has the right to appoint all executives and senior management and the members of the board of directors of Jiangmen Wealth Water. The contractual arrangements are comprised of a series of agreements, including an Exclusive Business Cooperation Agreement, Exclusive Option Agreement, Equity Interest Pledge Agreement and Power of Attorney, through which Jiangmen Huiyuan has the right to provide exclusive complete business support and technical and consulting service to Jiangmen Wealth Water for an annual fee in the amount of Jiangmen Wealth Water’s yearly net profits after tax. Additionally, Jiangmen Wealth Water’s shareholders have pledged their rights, titles and equity interest in Jiangmen Wealth Water as security for Jiangmen Huiyuan to collect consulting and services fees provided to Jiangmen Wealth Water through an Equity Pledge Agreement. In order to further reinforce Jiangmen Huiyuan’s rights to control and operate Jiangmen Wealth Water, the shareholders of Jiangmen Wealth Water have granted Jiangmen Huiyuan the exclusive right and option to acquire all of their equity interests in Jiangmen Wealth Water through an Exclusive Option Agreement.

Jiangmen Wealth Water owns all of the issued and outstanding capital stock of Guizhou Yufeng, and Shanxi Wealth. During the years ended December 31, 2009 and 2008, Mr. Tan and his spouse, Ms. Hong Yu Du (“Ms. Du”) directly or through an affiliated company, had controlling equity interests in Jiangmen Wealth Water, Guizhou Yufeng and Shanixi Wealth.   In August and September 2010, through a restructuring process, Jiangmen Wealth Water paid $74,705 and $463,160 to acquire 100% equity interest of Guizhou Yufeng and 62% equity interest of Shainxi Wealth, respectively. On December 27, 2010 the Company acquired the remaining 38% equity interest of Shainxi Wealth owned by Mr. Tan through declared a dividend payable of $290,072 to Mr. Tan on Jan 3, 2011.  Mr. Tan and Ms. Du collectively owned 100% of Jiangmen Wealth Water and its subsidiaries after this restructuring.

Based on Jiangmen Huiyuan’s contractual relationship with Jiangmen Wealth, the Company has determined that a variable interest entity has been created and therefore Jiangmen Wealth is considered a consolidated subsidiary of the Company. Additionally, because all of the companies are currently under common control, the series of agreements and restructurings referred to above have been accounted for as a reorganization of the entities and the financial statements have been prepared as if the reorganization had occurred retroactively.  Accordingly these financial statements present the consolidated operating results, assets and liabilities of Wealth and its subsidiaries, which are collectively referred to as the “Company”.

The Company produces and sells water purifying agents and high-performance aluminate calcium (HAC) powder, the core ingredient of its water purifying agents in China.

The accompanying condensed consolidated balance sheet as of December 31, 2010, which has been derived from the audited consolidated financial statements and the accompanying unaudited condensed consolidated financial statements, has been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations and the Company believes that the disclosures made are adequate to make the information not misleading.

In the opinion of management, these condensed consolidated financial statements reflect all adjustments which are of a normal recurring nature and which are necessary to present fairly the financial position of Huixin as of September 30, 2011 and the results of operations for the three-month and nine-month periods ended September 30, 2011 and September 30, 2010, and the cash flows for the nine-month periods ended September 30, 2011 and September 30, 2010. These condensed consolidated financial statements and related notes should be read in conjunction with the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2010. The results of operations for the three months and nine months ended September 30, 2011 are not necessarily indicative of the results which may be expected for the entire fiscal year.

Reverse Stock Split

On December 15, 2011, the Board of Directors and the stockholders of the Company approved and implemented a reverse stock split in a ratio of 1 share to 1.42610718 shares of the Company’s common stock.   The accompanying condensed consolidated financial statements and notes have been retroactively adjusted to reflect the effects of the reverse stock split.